Note 06 - Inventories	12 Months Ended
Sep. 30, 2011
Inventories
Inventories

(6)     INVENTORIES

Inventories consist of the following:

	As of September 30,
	2011	2010

Raw materials	$1,671,437	$1,491,532
Work-in-process	8,196,094	1,979,247
Finished goods and consumables	3,386,458	1,195,717
	13,253,989	4,666,496
Less: Provision for impairment	245,098	-
Total	$13,008,891	$4,666,496